Schedule of Investments (unaudited) July 31, 2022	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.8%
Airbus SE	1,489,741	$160,626,385
BAE Systems PLC	24,588,106	231,097,169
Huntington Ingalls Industries, Inc.	734,968	159,370,461

		551,094,015

Auto Components — 0.6%
Lear Corp.	755,776	114,227,985

Automobiles — 2.3%
General Motors Co.(a)	12,528,085	454,268,362

Banks — 10.9%
Bank of America Corp.	9,421,009	318,524,314
Citigroup, Inc.	10,747,659	557,803,502
First Citizens BancShares, Inc., Class A	497,557	376,491,431
JPMorgan Chase & Co.	2,633,940	303,851,318
Wells Fargo & Co.	14,223,787	623,997,536

		2,180,668,101

Beverages — 1.4%
Constellation Brands, Inc., Class A	1,124,393	276,949,240

Capital Markets — 1.6%
Charles Schwab Corp.	2,524,562	174,321,006
Raymond James Financial, Inc.	1,531,318	150,788,884

		325,109,890

Chemicals — 1.1%
PPG Industries, Inc.	1,631,155	210,892,030

Communications Equipment — 2.5%
Cisco Systems, Inc.	10,955,364	497,044,865

Consumer Finance — 0.5%
Capital One Financial Corp.	982,567	107,915,334

Containers & Packaging — 1.1%
Sealed Air Corp.	3,488,504	213,217,364

Diversified Financial Services — 1.3%
Apollo Global Management, Inc.	3,119,252	178,109,289
Equitable Holdings, Inc.	2,641,946	75,110,525

		253,219,814

Diversified Telecommunication Services — 1.8%
Verizon Communications, Inc.	7,651,124	353,405,418

Electric Utilities — 1.1%
American Electric Power Co., Inc.	1,405,473	138,523,419
Edison International	1,056,280	71,584,095

		210,107,514

Entertainment — 0.6%
Activision Blizzard, Inc.	1,573,112	125,770,304

Food & Staples Retailing — 1.3%
Walmart, Inc.	1,905,843	251,666,568

Food Products — 0.5%
Mondelez International, Inc., Class A	1,424,575	91,229,783

Health Care Equipment & Supplies — 6.1%
Alcon, Inc.	1,351,649	106,380,293
Dentsply Sirona, Inc.	2,980,705	107,782,293
Koninklijke Philips NV	12,215,437	252,813,724

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Medtronic PLC	5,159,478	$477,354,905
Zimmer Biomet Holdings, Inc.	2,479,156	273,674,031

		1,218,005,246

Health Care Providers & Services — 9.1%
AmerisourceBergen Corp.	805,888	117,603,236
Cardinal Health, Inc.	1,162,963	69,266,076
Cigna Corp.	1,075,161	296,056,333
Elevance Health, Inc.	1,040,383	496,366,729
Humana, Inc.	834,429	402,194,778
Laboratory Corp. of America Holdings	1,621,751	425,206,895

		1,806,694,047

Household Durables — 1.9%
Newell Brands, Inc.	9,246,395	186,869,643
Panasonic Holdings Corp.	23,223,000	191,732,232

		378,601,875

Industrial Conglomerates — 1.1%
Siemens AG, Registered Shares	1,946,632	217,135,045

Insurance — 6.0%
Allstate Corp.	765,490	89,539,365
American International Group, Inc.	7,376,609	381,887,048
Fidelity National Financial, Inc.	5,304,517	211,968,499
Prudential PLC	12,206,647	150,561,495
Willis Towers Watson PLC	1,720,487	356,037,580

		1,189,993,987

IT Services — 7.0%
Cognizant Technology Solutions Corp., Class A	6,458,481	438,918,369
Fidelity National Information Services, Inc.	4,227,465	431,877,824
SS&C Technologies Holdings, Inc.	5,765,716	341,157,416
Visa, Inc., Class A	826,427	175,293,431

		1,387,247,040

Machinery — 1.0%
Komatsu Ltd.	8,389,900	193,960,825

Media — 2.8%
Comcast Corp., Class A	9,392,118	352,392,267
Fox Corp., Class A	6,325,056	209,422,604

		561,814,871

Multiline Retail — 1.0%
Dollar General Corp.	809,872	201,196,501

Multi-Utilities — 2.5%
Public Service Enterprise Group, Inc.	3,852,148	252,970,559
Sempra Energy	1,462,907	242,549,981

		495,520,540

Oil, Gas & Consumable Fuels — 8.3%
BP PLC, ADR	100,076,012	489,797,988
ConocoPhillips	2,072,005	201,875,447
Enterprise Products Partners LP	18,166,852	485,599,954
EQT Corp.	6,763,950	297,816,718
Hess Corp.	1,663,012	187,038,960

		1,662,129,067

Personal Products — 2.0%
Unilever PLC, ADR	8,235,569	400,742,788

Pharmaceuticals — 5.7%
AstraZeneca PLC	3,006,148	395,432,337

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Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Bayer AG, Registered Shares	6,238,970	$363,920,596
Sanofi	3,857,464	383,329,777

		1,142,682,710

Professional Services — 1.3%
Leidos Holdings, Inc.	2,334,140	249,752,980

Road & Rail — 0.5%
Union Pacific Corp	451,338	102,589,127

Semiconductors & Semiconductor Equipment — 0.5%
Analog Devices, Inc.	632,890	108,831,764

Software — 1.3%
Microsoft Corp.	922,848	259,080,348

Specialty Retail — 1.4%
Ross Stores, Inc.	3,553,963	288,795,033

Technology Hardware, Storage & Peripherals — 1.3%
Samsung Electronics Co. Ltd.	5,524,927	261,523,202

Textiles, Apparel & Luxury Goods — 0.5%
Ralph Lauren Corp.	1,091,311	107,636,004

Tobacco — 0.9%
Altria Group, Inc.	4,280,455	187,740,756

Security	Shares	Value

Wireless Telecommunication Services — 0.6%
Rogers Communications, Inc., Class B	2,688,004	$123,574,086

Total Long-Term Investments — 94.2% (Cost: $15,921,771,454)		18,762,034,429

Short-Term Securities

Money Market Funds — 5.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.76%(b)(c)	1,171,103,328	1,171,103,328

Total Short-Term Securities — 5.9% (Cost: $1,171,103,328)		1,171,103,328

Total Investments — 100.1% (Cost: $17,092,874,782)		19,933,137,757

Liabilities in Excess of Other Assets — (0.1)%		(19,563,470)

Net Assets — 100.0%		$19,913,574,287

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$1,102,329,489	$68,773,839	(a)	$—	$—	$—	$1,171,103,328	1,171,103,328	$2,668,799	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Equity Dividend Fund

Fair Value Hierarchy as of Period End (continued)

inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$159,370,461	$391,723,554	$—	$551,094,015
Auto Components	114,227,985	—	—	114,227,985
Automobiles	454,268,362	—	—	454,268,362
Banks	2,180,668,101	—	—	2,180,668,101
Beverages	276,949,240	—	—	276,949,240
Capital Markets	325,109,890	—	—	325,109,890
Chemicals	210,892,030	—	—	210,892,030
Communications Equipment	497,044,865	—	—	497,044,865
Consumer Finance	107,915,334	—	—	107,915,334
Containers & Packaging	213,217,364	—	—	213,217,364
Diversified Financial Services	253,219,814	—	—	253,219,814
Diversified Telecommunication Services	353,405,418	—	—	353,405,418
Electric Utilities	210,107,514	—	—	210,107,514
Entertainment	125,770,304	—	—	125,770,304
Food & Staples Retailing	251,666,568	—	—	251,666,568
Food Products	91,229,783	—	—	91,229,783
Health Care Equipment & Supplies	858,811,229	359,194,017	—	1,218,005,246
Health Care Providers & Services	1,806,694,047	—	—	1,806,694,047
Household Durables	186,869,643	191,732,232	—	378,601,875
Industrial Conglomerates	—	217,135,045	—	217,135,045
Insurance	1,039,432,492	150,561,495	—	1,189,993,987
IT Services	1,387,247,040	—	—	1,387,247,040
Machinery	—	193,960,825	—	193,960,825
Media	561,814,871	—	—	561,814,871
Multiline Retail	201,196,501	—	—	201,196,501
Multi-Utilities	495,520,540	—	—	495,520,540
Oil, Gas & Consumable Fuels	1,172,331,079	489,797,988	—	1,662,129,067
Personal Products	400,742,788	—	—	400,742,788
Pharmaceuticals	—	1,142,682,710	—	1,142,682,710
Professional Services	249,752,980	—	—	249,752,980
Road & Rail	102,589,127	—	—	102,589,127
Semiconductors & Semiconductor Equipment	108,831,764	—	—	108,831,764
Software	259,080,348	—	—	259,080,348
Specialty Retail	288,795,033	—	—	288,795,033
Technology Hardware, Storage & Peripherals	—	261,523,202	—	261,523,202
Textiles, Apparel & Luxury Goods	107,636,004	—	—	107,636,004
Tobacco	187,740,756	—	—	187,740,756
Wireless Telecommunication Services	123,574,086	—	—	123,574,086
Short-Term Securities
Money Market Funds	1,171,103,328	—	—	1,171,103,328

	$16,534,826,689	$3,398,311,068	$—	$19,933,137,757

Portfolio Abbreviation

ADR	American Depositary Receipt

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